Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Revenue from External Customers by Geography
The amount of this revenue from external customers, by geography, is shown in the table below:

	December 31, 2022	December 31, 2021	December 31, 2020
Brazil	86,066	66,464	56,485
Latin America - except Brazil	55,770	48,038	36,486
Rest of the world	15,784	11,271	5,705

Total revenue by region	157,620	125,773	98,676

Summary of Total of Right-of-use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets
The total of
right-of-use
assets, property and equipment, intangible assets and investments in joint venture, broken down by location of the assets, is shown in the following table:

	December 31, 2022	December 31, 2021
Brazil	21,047	21,953
Latin America - except Brazil	889	1,085
Rest of the world	19,153	20,500

Total non-current assets by region	41,089	43,538

Summary of Depreciation is Calculated on a Straight-line, and the Assets
The depreciation is calculated on a straight-line, and the assets have the following useful lives:

Class of Property and equipment	Useful life (years)
Machinery and equipment	10
Computers and peripherals	5
Furniture and fixtures	10
Leasehold improvements	2-8